Label	Element	Value
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If a separate account’s fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver Agreement that was instituted on February 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses includes fee waivers for one year. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to achieve its investment objective by allocating its assets among four investment strategies: a growth strategy, a U.S. premier large cap growth strategy, a disciplined growth strategy and an international growth strategy. The sub-adviser employs both strategic and tactical approaches when allocating the Fund’s assets among the four strategies, and seeks to strategically diversify the Fund’s assets while maintaining the flexibility to tactically allocate its investments among the four strategies in response to market conditions and other factors.

The following chart shows the sub-adviser’s projected strategic and tactical allocation targets or ranges for each strategy (as a percentage of the Fund’s assets). These percentages reflect approximations of the projected asset allocations under normal market conditions and may be rebalanced from time to time, at the discretion of the sub-adviser.

	Growth Strategy	U.S. Premier Large Cap Growth Strategy	Disciplined Growth Strategy	International Growth Strategy
Strategic allocation targets	35%	35%	20%	10%
Tactical allocation ranges	15-55%	15-55%	0-45%	0-20%

With respect to the growth strategy, under normal market conditions, the sub-adviser invests primarily in large-cap, U.S. companies that the sub-adviser believes are demonstrating business improvements, such as accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business.

With respect to the U.S. premier large cap growth strategy, the sub-adviser invests primarily in large- cap, U.S. companies. Under normal market conditions, the sub-adviser seeks securities of companies whose earnings or revenues are not only growing but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth and other signs of business improvement, the sub-adviser considers companies demonstrating price strength relative to their peers.

With respect to the disciplined growth strategy, the sub-adviser invests primarily in large-cap, publicly traded U.S. companies with a market capitalization greater than $2 billion, using quantitative management techniques in a two-step process. This process first employs an objective set of measures, including valuation, quality, growth and sentiment, to rank stocks, and then uses a quantitative model to build a portfolio of stocks from the ranking in order to provide what the sub-adviser believes represents the optimal balance between risk and expected return.

With respect to the international growth strategy, the sub-adviser invests primarily in equity securities of issuers located in developed countries world-wide (excluding the United States). Under normal market conditions, the sub-adviser seeks securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The sub-adviser believes that it is important to diversify the Fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the sub-adviser also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

While the growth, U.S. premier large cap growth and disciplined growth strategies invest primarily in U.S. companies, they may also invest in securities of foreign companies, including companies located in emerging markets. In addition, the Fund may invest up to 20% of its net assets in foreign securities, including emerging market securities.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Asset Allocation Risk: The Fund’s ability to achieve its investment objective depends in part on the sub-adviser’s skill in determining the Fund’s investment strategy allocations. Although allocation among different investment strategies generally reduces risk and exposure to any one strategy, the risk remains that the sub-adviser may favor an investment strategy that performs poorly relative to other investment strategies.

Management Risk: The investment style or strategy used by the sub-adviser may fail to produce the intended result. The sub-adviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Equity Securities Risk: The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Currency Risk: Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Emerging Markets Risk: Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

Growth Style Risk: Generally, “growth” stocks are stocks of companies that the sub-adviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of fast growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, because growth stocks trade at higher prices relative to current earnings.

Information Risk: When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplies historical data. All models are susceptible to input errors that may cause the resulting information to be incorrect.

Large-Cap Company Risk: Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Price Volatility Risk: The Fund’s investment strategy may subject the Fund’s portfolio to increased volatility. Volatility may cause the value of the Fund’s portfolio to fluctuate significantly in the short term.

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ending June 30, 2009) and the lowest return for a quarter was -23.80% (quarter ending December 31, 2008). For the year-to-date through June 30, 2016, the Fund’s return was -0.89%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2015)
Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Growth Fund | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 997
Annual Return 2006	rr_AnnualReturn2006	(3.36%)
Annual Return 2007	rr_AnnualReturn2007	21.04%
Annual Return 2008	rr_AnnualReturn2008	(39.64%)
Annual Return 2009	rr_AnnualReturn2009	36.53%
Annual Return 2010	rr_AnnualReturn2010	18.24%
Annual Return 2011	rr_AnnualReturn2011	(0.62%)
Annual Return 2012	rr_AnnualReturn2012	14.92%
Annual Return 2013	rr_AnnualReturn2013	31.10%
Annual Return 2014	rr_AnnualReturn2014	10.73%
Annual Return 2015	rr_AnnualReturn2015	3.08%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.90%

[1]	The Fund's investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2017, so that the advisory fee payable by the Fund to VALIC equals 0.68% of the first $500 million of the Fund's average daily net assets, 0.62% of the next $500 million of the Fund's average daily net assets, 0.59% of the next $500 million of the Fund's average daily net assets and 0.56% of the Fund's average daily net assets thereafter. This Advisory Fee Waiver Agreement will continue in effect from year to year thereafter provided such continuance is agreed to by VALIC and approved by the Fund's Board of Directors, including a majority of the Board's Independent Directors.
[2]	The expense table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver Agreement that was instituted on February 1, 2016.